Income Taxes	12 Months Ended
Mar. 31, 2011
Income Taxes [Abstract]
Income Taxes
15. Income Taxes
The sources of income (loss) before income taxes and equity in earnings of affiliated companies and the sources of income taxes for the years ended March 31, 2011, 2010 and 2009, were as follows:

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Income (loss) before income taxes and equity in earnings of affiliated companies:
Domestic	¥68,682	¥(35,965)	¥5,426	$827,494
Foreign	151,127	100,944	123,356	1,820,807

	¥219,809	¥64,979	¥128,782	$2,648,301

Income taxes:
Current—
Domestic	¥15,391	¥5,254	¥22,854	$185,434
Foreign	42,532	27,468	37,657	512,433

	57,923	32,722	60,511	697,867

Deferred—
Domestic	4,885	(6,272)	(17,008)	58,856
Foreign	1,898	(1,086)	(1,210)	22,867

	6,783	(7,358)	(18,218)	81,723

Total	¥64,706	¥25,364	¥42,293	$779,590

Total income taxes recognized for the years ended March 31, 2011, 2010 and 2009 were applicable to the following:

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Income before income taxes and equity in earnings of affiliated companies	¥64,706	¥25,364	¥42,293	$779,590
Other comprehensive income(loss):
Foreign currency translation adjustments	(493)	(292)	(548)	(5,940)
Net unrealized holding gains(losses) on securities available for sale	1,323	3,980	(10,185)	15,940
Pension liability adjustments	(1,456)	1,843	(3,855)	(17,542)
Net unrealized holding gains(losses) on derivative instruments	(78)	886	(884)	(940)

Total income taxes	¥64,002	¥31,781	¥26,821	$771,108

Temporary differences and tax loss carryforwards which gave rise to deferred tax assets and liabilities at March 31, 2011 and 2010, are as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Deffered tax assets:
Allowances provided, not yet recognized for tax	¥3,944	¥3,332	$47,518
Accrued expenses	48,737	43,835	587,193
Property, plant and equipment	13,402	13,289	161,470
Inventories	7,517	8,551	90,566
Net operating loss carryforwards	37,095	51,543	446,928
Research and development expenses	557	690	6,711
Other	24,044	31,536	289,687

Total gross deffered tax assets	135,296	152,776	1,630,073

Less valuation allowance	(36,690)	(49,081)	(442,048)

Total deffered tax assets	¥98,606	¥103,695	$1,188,025

Deffered tax liabilities:
Unrealized holding gains on securities available for sale	¥9,972	¥7,829	$120,145
Deferral of profit from installment sales	27	104	325
Property, plant and equipment	12,917	11,519	155,627
Intangible assets	17,503	17,503	210,880
Undistributed earnings of foreign subsidiaries and affiliated companies accounted for by the equity method	5,092	3,847	61,349

Total deffered tax liabilities	¥45,511	¥40,802	$548,326

Total deffered tax assets	¥53,095	¥62,893	$639,699

Net deferred tax assets and liabilities as of March 31, 2011 and 2010 are reflected on the consolidated balance sheets under the following captions:

			Thousand of
	Millions of yen		U.S. dollars
	2011	2010	2011
Deferred income taxes and other current assets	¥55,953	¥43,390	$674,132
Deferred income taxes and other assets	15,117	36,467	182,133
Deferred income taxes and other current liabilities	(380)	(128)	(4,578)
Deferred income taxes and other liabilities	(17,595)	(16,836)	(211,988)

	¥53,095	¥62,893	$639,699

The valuation allowances were ¥31,420 million and ¥22,435 million as of March 31, 2009 and 2008, respectively. The net changes in the total valuation allowance for the years ended March 31, 2011, 2010 and 2009 were an decrease of ¥12,391 million ($149,289 thousand), an increase of ¥17,661 million and a increase of ¥8,985 million, respectively. The decrease for the year ended March 31, 2011 was due primarily to a reduction in the valuation allowance at certain consolidated subsidiaries related to changes in assessment about the likelihood of recovery of certain deferred tax assets. The valuation allowance had been recorded as the subsidiaries had not yet demonstrated consistent and/or sustainable profitability to support the recognition of net deferred tax assets.
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and net operating losses available is to be utilized. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets, net of the existing valuation allowances at March 31, 2011 and 2010, are deductible, management believes it is more likely than not that the companies will realize the benefits of these deductible differences and net operating loss carryforwards. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.
The Company and its domestic subsidiaries are subject to a National Corporate tax rate of 30%, an inhabitant tax of approximately 6% and a deductible Enterprise tax of approximately 8%, which in the aggregate resulted in a Japanese statutory income tax rate of approximately 40.8%. The inhabitant tax rate and Enterprise tax rate vary by local jurisdiction.
The differences between the Japanese statutory tax rates and the effective tax rates for the years ended March 31, 2011, 2010 and 2009, are summarized as follows:

	2011	2010	2009
Japanese statutory tax rate	40.8%	40.8%	40.8%
Increase (decrease) in tax rates resulting from:
Change in valuation allowance	(4.5)	25.2	7.1
Expenses not deductible for tax purposes	1.5	6.8	2.9
Realization of tax benefits on operating losses of subsidiaries	(0.4)	(0.8)	(1.4)
Income of foreign subsidiaries taxed at lower than Japanese normal rate	(8.3)	(22.6)	(11.3)
Tax credit for research and development expenses	(1.3)	—	(0.7)
Realization of loss for investment in a subsidiary	—	(10.2)	—
Other, net	1.6	(0.2)	(4.6)

Effective tax rate	29.4%	39.0%	32.8%

Foreign subsidiaries are subject to income taxes of the countries in which they operate. At March 31, 2011 and 2010, undistributed earnings of foreign subsidiaries aggregated ¥520,980 million ($6,276,867 thousand) and ¥431,834 million, respectively. Komatsu has a policy to distribute a certain portion of undistributed earnings of foreign subsidiaries. As of March 31, 2011 and 2010, Komatsu recognized deferred tax liabilities of ¥677 million ($8,157 thousand) and ¥601 million, respectively, associated with those earnings. As of March 31, 2011 and 2010, Komatsu has not recognized deferred tax liabilities of ¥18,620 million ($224,337 thousand) and ¥14,077 million, respectively, for such portion of undistributed earnings of foreign subsidiaries that the Company intends to reinvest indefinitely. At March 31, 2011, certain subsidiaries had net operating loss carryforwards aggregating approximately ¥94,597 million ($1,139,722 thousand), which may be used as a deduction in determining taxable income in future periods. The period available to offset future taxable income varies in each tax jurisdiction as follows:

Year ending March 31, 2011	Millions of yen
Within 5 years	¥43,415
6 to 20 years	36,632
Indefinite periods	14,550

Total	¥94,597

Although Komatsu believes its estimates of unrecognized tax benefits are reasonable, uncertainties regarding the final determination of income tax audit settlements and any related litigation could affect the total amount of unrecognized tax benefits in the future periods. Based on the information available as of March 31, 2011, Komatsu does not expect significant changes to the unrecognized tax benefits within the next twelve months.
Komatsu files income tax returns in Japan and various foreign tax jurisdictions. In Japan, the Company is no longer subject to regular income tax examinations by the tax authority before and in the fiscal year ended March 31, 2009. In other foreign tax jurisdictions, major subsidiaries are no longer subject to income tax examinations by tax authorities before and in the fiscal year ended March 31, 2005 with few exceptions.